Gains and losses on disposal and main changes in scope of consolidation - Disposals - Tabular information (Details) - EUR (€) € in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Noncurrent assets or disposal groups classified as held for sale [line items]
Consolidated net income of discontinued operations	€ 0	€ 29	€ 2,253
EE [member]
Noncurrent assets or disposal groups classified as held for sale [line items]
Net disposal value			7,138
Net book value			(5,725)
Other comprehensive income reclassified in profit or loss			840
Consolidated net income of discontinued operations		€ 29	€ 2,253	€ 2,282